Sky Growth Merger (Allocation of Purchase Price) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Sky Growth Merger [Member]	Sep. 28, 2012 Sky Growth Merger [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Cash on hand					$ 278,879
Accounts receivable, net					113,902
Inventories					118,704
Property, plant and equipment, net					129,416
Intangible assets					1,303,300
Other current and non-current assets					83,493
Total identifiable assets					2,027,694
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Accounts payable					36,304
Payables due to distribution agreement partners					55,983
Accrued government pricing liabilities					43,010
Accrued legal settlements					58,917
Other current liabilities					89,231
Other long-term liabilities					13,568
Deferred income taxes					334,904
Total liabilities assumed					631,917
Net identifiable assets acquired					1,395,777
Goodwill	850,652	850,652	0	850,652	850,652
Total purchase price allocation					$ 2,246,429